7. Convertible Note Payable (Deatils Narrative) (USD $)	12 Months Ended
Dec. 31, 2014
Convertible note payable	$ 150,000
Convertible note payable interest rate	7.99%
Notes payable conversion price per share	$ 0.40
Percentage of outstanding principal of notes payable amount	150.00%
Convertible Notes Payable [Member]
Convertible note payable interest rate	5.00%